Accrued expenses and other current liabilities - Product warranty activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Product warranty activities
Balance at the beginning	¥ 5,051	¥ 4,185
Provided during the year	21,116	52,693
Utilized during the year	(22,959)	(51,827)
Balance at the end	¥ 3,208	¥ 5,051